Insurance technical provisions and pension plans (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	R$ 5,818,525	R$ 5,879,921
Liquid outstanding claims for reinsurance	4,332,935	R$ 4,190,074
Year claims were notified - Up to 2008
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	1,296,266
Payments of claims	(1,180,848)
Liquid outstanding claims for reinsurance	115,418
Year claims were notified - Up to 2008 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,247,341
Year claims were notified - Up to 2008 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	1,288,259
Year claims were notified - Up to 2008 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	1,247,008
Year claims were notified - Up to 2008 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,230,236
Year claims were notified - Up to 2008 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,238,534
Year claims were notified - Up to 2008 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,248,036
Year claims were notified - Up to 2008 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,274,168
Year claims were notified - Up to 2008 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,290,615
Year claims were notified - Up to 2008 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,307,505
Year claims were notified - Up to 2008 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,299,124
Year claims were notified - Up to 2008 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	1,296,266
Year claims were notified - 2009
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	2,234,024
Payments of claims	(2,216,199)
Liquid outstanding claims for reinsurance	17,825
Year claims were notified - 2009 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,210,909
Year claims were notified - 2009 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,219,991
Year claims were notified - 2009 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,193,645
Year claims were notified - 2009 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,179,949
Year claims were notified - 2009 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,179,419
Year claims were notified - 2009 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,209,826
Year claims were notified - 2009 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,222,800
Year claims were notified - 2009 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,240,171
Year claims were notified - 2009 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,228,954
Year claims were notified - 2009 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,234,024
Year claims were notified - 2010
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	2,608,176
Payments of claims	(2,580,422)
Liquid outstanding claims for reinsurance	27,754
Year claims were notified - 2010 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,595,369
Year claims were notified - 2010 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,592,573
Year claims were notified - 2010 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,562,789
Year claims were notified - 2010 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,561,264
Year claims were notified - 2010 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,577,663
Year claims were notified - 2010 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,607,212
Year claims were notified - 2010 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,611,105
Year claims were notified - 2010 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,599,521
Year claims were notified - 2010 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,608,176
Year claims were notified - 2011
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	2,850,912
Payments of claims	(2,812,101)
Liquid outstanding claims for reinsurance	38,811
Year claims were notified - 2011 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,811,587
Year claims were notified - 2011 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,859,480
Year claims were notified - 2011 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,824,610
Year claims were notified - 2011 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,809,879
Year claims were notified - 2011 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,812,812
Year claims were notified - 2011 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,840,368
Year claims were notified - 2011 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,837,693
Year claims were notified - 2011 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,850,912
Year claims were notified - 2012
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	3,128,386
Payments of claims	(3,076,245)
Liquid outstanding claims for reinsurance	52,141
Year claims were notified - 2012 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,292,376
Year claims were notified - 2012 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,348,274
Year claims were notified - 2012 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,240,688
Year claims were notified - 2012 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,233,150
Year claims were notified - 2012 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,256,062
Year claims were notified - 2012 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,113,580
Year claims were notified - 2012 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,128,386
Year claims were notified - 2013
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	3,049,171
Payments of claims	(2,992,353)
Liquid outstanding claims for reinsurance	56,818
Year claims were notified - 2013 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,034,096
Year claims were notified - 2013 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,224,788
Year claims were notified - 2013 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,041,662
Year claims were notified - 2013 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,009,371
Year claims were notified - 2013 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,044,232
Year claims were notified - 2013 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,049,171
Year claims were notified - 2014
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	3,669,868
Payments of claims	(3,593,585)
Liquid outstanding claims for reinsurance	76,283
Year claims were notified - 2014 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,669,868
Year claims were notified - 2014 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,937,126
Year claims were notified - 2014 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,663,951
Year claims were notified - 2014 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,671,822
Year claims were notified - 2014 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,655,382
Year claims were notified - 2015
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	4,260,118
Payments of claims	(4,155,367)
Liquid outstanding claims for reinsurance	104,751
Year claims were notified - 2015 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,428,926
Year claims were notified - 2015 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,277,245
Year claims were notified - 2015 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,232,474
Year claims were notified - 2015 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,260,118
Year claims were notified - 2016
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	3,923,389
Payments of claims	(3,806,909)
Liquid outstanding claims for reinsurance	116,480
Year claims were notified - 2016 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,109,825
Year claims were notified - 2016 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,912,436
Year claims were notified - 2016 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,923,389
Year claims were notified - 2017
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	3,740,543
Payments of claims	(3,599,748)
Liquid outstanding claims for reinsurance	140,795
Year claims were notified - 2017 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,749,457
Year claims were notified - 2017 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,740,543
Year claims were notified - 2018
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	3,448,593
Payments of claims	(2,718,950)
Liquid outstanding claims for reinsurance	729,643
Year claims were notified - 2018 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,448,593
Year claims were notified - Total
Amount estimated for the claims:
Estimate of claims on the reporting date (2018)	34,209,446
Payments of claims	(32,732,727)
Liquid outstanding claims for reinsurance	R$ 1,476,719